Stock Transactions And Stock-Based Compensation (Components of Stock-Based Compensation Program) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	$ 12.5	$ 9.5	$ 13.3	$ 12.3	$ 10.5
Income tax benefit	(2.7)	(2.2)	(3.4)	(4.1)	(3.5)
Total stock-based compensation expense, net of income taxes	9.8	7.3	9.9	8.2	7.0
RSUs/PSUs:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	7.8	5.8	8.2	7.6	6.3
Income tax benefit	(1.7)	(1.4)	(2.1)	(2.5)	(2.1)
Total stock-based compensation expense, net of income taxes	6.1	4.4	6.1	5.1	4.2
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	4.7	3.7	5.1	4.7	4.2
Income tax benefit	(1.0)	(0.8)	(1.3)	(1.6)	(1.4)
Total stock-based compensation expense, net of income taxes	$ 3.7	$ 2.9	$ 3.8	$ 3.1	$ 2.8